                           SAFECO COMMON STOCK TRUST
                           SAFECO TAXABLE BOND TRUST
                           SAFECO MANAGED BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO MONEY MARKET TRUST

               SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1998
                       SUPPLEMENT DATED DECEMBER 31, 1998

THE FOLLOWING INFORMATION SUPPLEMENTS THE TRUSTS' CLASS A & B PROSPECTUS:

1.  The following information replaces the second and third paragraphs on page
    56:

    Except as stated below, broker-dealers of record may be paid commissions on
    (i) sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during each successive one year period beginning on the date of the initial purchase at net asset value and (ii) sales of Class A shares to qualified benefit plans. A 1% CDSC will be imposed on redemptions made within the first 18 months, except with respect to participant-directed redemptions from qualified plans.

    Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans see below) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter. Commissions on sales of Class A shares to qualified benefit plans may be paid as follows:

   NUMBER OF PLAN
PARTICIPANTS INVESTED
   IN SAFECO FUNDS        AMOUNT SOLD             COMMISSION
---------------------  -----------------  --------------------------
          50-199       under $1 million   .50%

          50-199       $1 million or      1.00% up to $3 million
                       more               .50% of the next $47
                                          million
                                          .25% thereafter

     200 or more       no minimum         1.00% up to $3 million
                                          .50% of the next $47
                                          million
                                          .25% thereafter

    SAFECO Securities reserves the right to charge back commissions if plan sales fail to meet the criteria above.